Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense (Benefit)
A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to the Company’s effective tax rate as reflected in the consolidated financial statements is as follows:

	Year Ended December 31,
	2022	2021
Federal income tax expense at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	5.2%	6.0%
Permanent differences	-1.2%	-1.2%
Foreign rate differential	0.0%	0.1%
Research and development tax credits	0.8%	2.0%
Change in valuation allowance	-25.8%	-27.9%
Provision to Return	0.0%	0.0%

Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities
Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are comprised of the following:

	December 31,
	2022	2021
Deferred tax assets:
U.S., foreign and state net operating loss carryforwards	$91,416	$84,102
Research and development credits	8,471	7,821
Capitalized start up and organizational costs	23	26
Equity based compensation	3,610	3,926
Licensing agreements	3,929	3,749
Section 174 R&D Capitalization	16,307	—
Lease Liability	227	—
Accruals and other	1,032	1,376

Total deferred tax assets	125,015	101,000
Valuation allowance	(124,695)	(100,893)

Net deferred tax assets	$320	$107

Deferred tax liabilities:
Property and equipment	$(102)	$(107)
ROU Asset	(218)	—

Total deferred tax liabilities	$—	$—